Segment information - Reconciliation of adjusted EBITDA to consolidated profit before income tax and profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments
Revenue	₺ 241,470,821	₺ 218,160,030	₺ 202,428,953
Profit from continuing operations	17,791,410	14,511,901	19,961,224
Income tax expense	13,398,842	6,369,264	(8,836,533)
Finance income	(16,841,450)	(13,584,573)	(23,931,920)
Finance costs	22,064,023	22,285,584	37,666,918
Other income	(452,244)	(329,088)	(1,668,287)
Other expenses	2,227,278	3,374,279	10,674,263
Monetary (gain) loss	(1,598,366)	(7,657,905)	(7,213,152)
Depreciation and amortization	63,928,335	62,256,360	59,149,066
Share of loss/(gain) of equity accounted investees	3,499,147	4,139,657	(2,882,287)
Adjusted EBITDA	104,016,975	91,365,479	82,919,292
IFRS 9 impairment loss provision	(1,428,706)	(1,336,712)	(1,905,236)
Turkcell Turkiye
Disclosure of operating segments
Revenue	219,173,055	198,427,208	185,032,051
Techfin
Disclosure of operating segments
Revenue	12,455,052	10,232,321	7,849,132
Other
Disclosure of operating segments
Revenue	9,842,714	9,500,501	9,547,770
Operating segments | Turkcell Turkiye
Disclosure of operating segments
Revenue	220,319,476	199,742,397	186,257,652
Adjusted EBITDA	98,416,482	86,852,705	78,046,630
IFRS 9 impairment loss provision	(991,553)	(1,068,536)	(1,739,411)
Operating segments | Techfin
Disclosure of operating segments
Revenue	13,688,815	11,300,922	8,633,914
Adjusted EBITDA	3,383,133	2,845,933	3,037,930
IFRS 9 impairment loss provision	(332,900)	(260,082)	(154,928)
Operating segments | Other
Disclosure of operating segments
Revenue	14,139,663	10,974,558	11,404,209
Adjusted EBITDA	2,695,945	2,111,613	2,269,590
IFRS 9 impairment loss provision	(104,253)	(8,094)	(10,897)
Intersegment eliminations
Disclosure of operating segments
Revenue	(6,677,133)	(3,857,847)	(3,866,822)
Adjusted EBITDA	(478,585)	(444,772)	(434,858)
Intersegment eliminations | Turkcell Turkiye
Disclosure of operating segments
Revenue	(1,146,421)	(1,315,189)	(1,225,601)
Intersegment eliminations | Techfin
Disclosure of operating segments
Revenue	(1,233,763)	(1,068,601)	(784,782)
Intersegment eliminations | Other
Disclosure of operating segments
Revenue	₺ (4,296,949)	₺ (1,474,057)	₺ (1,856,439)